PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Prepaid Expenses and Other Current Assets
Schedule of prepaid expenses and other current assets

	December 31, 2011	September 30, 2012
	($000s)
Research and development tax credit receivable	541	732
Prepayments	317	318
Other current assets	211	185
Total prepaid expenses and other current assets	1,069	1,235

	December 31,
	2010	2011
	$000	$000
Research and development tax credit receivable	660	544
Prepayments	314	317
Other current assets	270	208
	1,244	1,069